Other Payables - Schedule of Other Payables (Details) - Asian Equity Exchange Group Co LTD [Member] - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Accrued charges to third parties service providers	$ 46,379	$ 16,346
Payables to suppliers of property and equipment	47,241	47,241
Salaries and wages accrued to employees	11,750	5,879
Other Payables	$ 105,370	$ 69,466